Equity Line of Credit (ELOC) - Summary of Changes in Fair Value of ELOC Derivative (Details) - ELOC Derivative - Fair Value, Inputs, Level 3	6 Months Ended
Jun. 30, 2026 USD ($)
Derivatives, Fair Value [Line Items]
Loss on change in fair value recognized through earnings	$ (251,455)
Amounts settled through the issuance of common stock	326,425
Balance at June 30, 2026	$ 74,970